Income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense [Abstract]
Current income tax expense	₩ 749,649	₩ 718,757	₩ 556,558
Adjustment for prior periods	(23,265)	(36,372)	(31,101)
Temporary differences	46,198	(480,280)	67,928
Income tax recognized in other comprehensive income	75,551	143,448	101,234
Income tax expenses	₩ 848,133	₩ 345,553	₩ 694,619